T. ROWE PRICE Africa & Middle East Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BAHRAIN 0.8%
Common Stocks 0.8%
Aluminium Bahrain  312,284 786
Total Bahrain (Cost $900) 786
CANADA 0.8%
Common Stocks 0.8%
Ivanhoe Mines, Class A (1) 65,300 509
Montage Gold (1) 110,200 344
Total Canada (Cost $854) 853
EGYPT 0.4%
Common Stocks 0.4%
EFG Holding (1) 122 —
Integrated Diagnostics Holdings (USD) (1) 1,134,812 400
U Consumer Finance (1) 37 —
Total Egypt (Cost $692) 400
KUWAIT 7.2%
Common Stocks 7.2%
Boursa Kuwait Securities  177,220 2,015
Gulf Bank  761,738 841
Jazeera Airways  176,725 779
National Bank of Kuwait  1,074,307 3,677
Total Kuwait (Cost $5,258) 7,312
MOROCCO 1.5%
Common Stocks 1.5%
Hightech Payment Systems  6,821 438
Label Vie  2,092 1,090
Total Morocco (Cost $904) 1,528

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.9%
Common Stocks 1.9%
Prosus  33,888 1,936
Total Netherlands (Cost $1,046) 1,936
NIGERIA 1.6%
Common Stocks 1.6%
Guaranty Trust Holding  16,416,712 1,070
Nestle Nigeria (1) 413,913 509
Total Nigeria (Cost $942) 1,579
QATAR 7.3%
Common Stocks 7.3%
Commercial Bank  436,300 586
Industries Qatar  345,765 1,261
Qatar Gas Transport  1,089,070 1,436
Qatar National Bank  815,058 4,193
Total Qatar (Cost $6,633) 7,476
SAUDI ARABIA 35.8%
Common Stocks 35.8%
Advanced Petrochemical (1)(2) 96,958 801
Al Hassan Ghazi Ibrahim Shaker  79,840 570
Al Rajhi Bank  420,059 10,591
Alamar Foods (2) 31,495 433
Aldrees Petroleum & Transport Services (2) 39,861 1,266
Almarai  65,950 841
Arabian Internet & Communications Services  12,789 813
Bupa Arabia for Cooperative Insurance  25,696 1,154
Etihad Etisalat  122,672 2,000
Mouwasat Medical Services  29,394 594
Nahdi Medical (2) 12,140 401
Power & Water Utility for Jubail & Yanbu (2) 84,396 901
Saudi Arabian Oil (2) 529,287 3,425
Saudi Awwal Bank  252,868 2,180
Saudi Basic Industries  99,841 1,454
Saudi National Bank  639,707 6,384

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
Savola Group (1)(2) 111,738 737
Sustained Infrastructure Holding (2) 81,410 721
United International Transportation (2) 68,375 1,274
Total Saudi Arabia (Cost $28,691) 36,540
SOUTH AFRICA 27.5%
Common Stocks 27.5%
Anglogold Ashanti (USD)  50,009 2,313
Aspen Pharmacare Holdings  92,987 597
Bid  88,540 2,226
Bidvest Group  122,824 1,598
Capitec Bank Holdings  14,827 2,874
Clicks Group  64,889 1,359
Discovery  111,107 1,317
FirstRand  699,203 2,969
MTN Group  258,437 2,172
Naspers, Class N  17,943 5,539
Northam Platinum Holdings  162,692 1,869
Pick n Pay Stores (1) 783,681 1,220
Valterra Platinum  28,592 1,284
Woolworths Holdings  255,467 700
Total South Africa (Cost $17,264) 28,037
UNITED ARAB EMIRATES 13.3%
Common Stocks 13.3%
Abu Dhabi Commercial Bank  306,874 1,358
Abu Dhabi Islamic Bank  323,028 2,121
ADNOC Drilling  1,258,251 2,000
Aldar Properties  395,602 1,022
Americana Restaurants International - Foreign (SAR)  1,205,420 696
Emaar Properties  577,044 2,390
First Abu Dhabi Bank  383,139 1,874
Parkin  755,927 1,268
Spinneys 1961 Holding  1,518,345 661
Talabat Holding  509,863 175
Total United Arab Emirates (Cost $9,410) 13,565

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 1.5%
Common Stocks 1.5%
Endeavour Mining  35,948 1,090
IHS Holding (USD) (1) 66,600 433
Total United Kingdom (Cost $983) 1,523
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 155,672 156
Total Short-Term Investments (Cost $156) 156
SECURITIES LENDING COLLATERAL 9.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 9.4%
Money Market Funds 9.4%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 9,619,979 9,620
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,620
Total Securities Lending Collateral (Cost $9,620) 9,620
Total Investments in Securities  109.2%
(Cost $83,353) $ 111,311
Other Assets Less Liabilities (9.2)% (9,350)
Net Assets 100.0% $ 101,961
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
SAR Saudi Riyal
USD U.S. Dollar

T. ROWE PRICE Africa & Middle East Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 36 ++
Totals $ — # $ — $ 36 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 660 ¤ ¤ $ 9,776
Total $ 9,776 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $36 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,776.

T. ROWE PRICE Africa & Middle East Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Africa & Middle East Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Africa & Middle East Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Africa & Middle East Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Africa & Middle East Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F168-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,746 $ 98,789 $ — $ 101,535
Short-Term Investments 156 — — 156
Securities Lending Collateral 9,620 — — 9,620
Total $ 12,522 $ 98,789 $ — $ 111,311